USAA
EAGLE
LOGO (R)

                 FUND PROFILE
                 ------------------------------------------------------
                                                         MARCH 24, 2003
                                USAA CORNERSTONE
                                  STRATEGY Fund


          The Cornerstone Strategy Fund (Fund) is a no-load mutual fund offered by USAA Investment Management Company with an objective to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital. USAA will attempt to achieve this objective by using preset target ranges, invested mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and to a much lesser extent in U.S. government debt securities.

          An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation
          (FDIC) or any other government agency.

          This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-531-8181 or visiting our web site at USAA.COM.

For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout this Fund Profile.

WHAT  IS THE  FUND'S  INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

     The   Fund's    investment    objective   is   to   achieve   a   positive,
     inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

     The Fund's main strategy is to provide a diversified investment program within one mutual fund, by allocating the Fund's assets in each of the following investment categories according to the following target ranges.

          INVESTMENT                          PERCENT TARGET RANGE
          CATEGORIES                                 OF NET ASSETS
          U.S. Stocks                                     15 - 70%
          International Stocks                             5 - 30%
          U.S. Government Securities                       5 - 50%
          Real Estate Securities                           5 - 20%*
          Precious metals And Minerals Securities          0 - 10%

     Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-531-8181.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

     The primary risks of investing in this Fund are stock market risk, interest rate risk, management risk, and the unique risks of investing in foreign stocks, real estate investment trusts (REITs), and precious metals and minerals.

    |_| STOCK MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of the company's operations.

    |_| INTEREST RATE RISK involves the possibility that the value of the Fund's investments in U.S. government securities will fluctuate because of changes in interest rates.



* Effective April 29, 2003, the percentage target range for the Real Estate Securities category will be modified to 0-20%.

2                                      FUND PROFILE -- CORNERSTONE STRATEGY FUND

         IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

         IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

    |_| MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

    |_| FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign securities will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

    |_| REIT RISK involves the possibility that the Fund's investments in REITs will decrease because of a decline in real estate values.

    |_| PRECIOUS METALS AND MINERALS RISK involves the risk that the value of the Fund's investments in the securities of precious metals and minerals companies will decrease because of a decrease in the value of precious metals and minerals.

     An additional risk of the Fund includes rebalancing risk, which involves the purchasing and selling of securities in order to rebalance the Fund's portfolio. In doing so, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. This is done to return the actual allocation of the Fund's assets to within its target ranges. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy. As with other mutual funds, losing money is also a risk of investing in this Fund.

     As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

COULD THE VALUE OF YOUR INVESTMENT IN THIS
FUND FLUCTUATE?

     Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The following bar chart illustrates the Fund's volatility and performance from year to year for each calendar year for the past ten years.

Fund Profile -- Cornerstone Strategy Fund                                      3

               [BAR CHART]

                    TOTAL                 CALENDAR
                    RETURN %                YEAR
                     23.73%                 1993
                     -1.05%                 1994
                     18.40%                 1995
                     17.87%                 1996
                     15.64%                 1997
                      2.01%                 1998
                      8.13%                 1999
                      2.75%                 2000
                     -4.72%                 2001
                     -8.26%                 2002


         BEST QUARTER*                            WORST QUARTER*
         10.06% 1ST QTR. 1993             -10.72%  3RD QTR. 1998

       * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

     The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

4                                      Fund Profile -- Cornerstone Strategy Fund

     Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. This may be particularly true for the period prior to June 28, 2002, which is the date on which Wellington Management Company, LLP (Wellington Management) assumed day-to-day management of the U.S. stocks and real estate securities investment categories of the Fund and MFS Investment Management (MFS) assumed day-to-day management of the interna-tional stocks investment category of the Fund. Prior to that date, we were solely responsible for managing the Fund's assets.

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                                       SINCE
                                   PAST       PAST       PAST      INCEPTION
                                  1 YEAR     5 YEARS   10 YEARS      8/15/84
-------------------------------------------------------------------------------
  Return Before Taxes              -8.26%    -0.19%       6.95%        9.26%
  Return After Taxes
   on Distributions                -9.07%    -1.78%       4.96%        7.59%
  Return After Taxes on
   Distributions and Sale
   of Fund Shares                  -4.74%    -0.53%       5.04%        7.32%

  S&P 500 Index* (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                      -22.09%    -0.58%       9.34%       12.99%***

  Lipper Global Flexible Funds
    Index** (REFLECTS NO DEDUCTION
   FOR TAXES)                      -8.82%     1.45%       6.65%        NA


    * The S&P 500 Index is a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

    ** Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category. This category includes funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of each portfolio is invested in securities traded outside of the United States.

    *** The performance of the S&P 500 Index is calculated with a commencement date of July 31, 1984, while the Fund's inception date is August 15, 1984. There may be a slight variation in the comparative performance numbers due to this difference.

Fund Profile -- Cornerstone Strategy Fund                                      5

FEES AND EXPENSES

     This summary shows what it will cost you, directly or indirectly, to invest in the Fund.

     SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS
     There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS
     The figures below show actual expenses (before waivers) deducted from the Fund's assets during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

     MANAGEMENT      DISTRIBUTION         OTHER            TOTAL ANNUAL
        FEES         (12B-1) FEES       EXPENSES        OPERATING EXPENSES
    --------------------------------------------------------------------------
        .75%             None             .45%               1.20%a, b

    a Through fee offset arrangements with the Fund's custodian, credits, if any, realized as a result of uninvested cash balances are used to reduce custodian expenses. Total Annual Operating Expenses of the Fund reflect total expenses prior to any custodian fee offset arrangement. For the fiscal year ended May 31, 2002, this fee offset arrangement did not affect the total expenses of the Fund.

    b We have voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 1.19% of its ANA, excluding credits from fee offset arrangements, and to reimburse the Fund for all expenses in excess of this amount through September 30, 2003. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's actual total annual operating expenses were as follows:

                             Reimbursement from         Actual Fund
          Total Annual         USAA Investment      Operating Expenses
       Operating Expenses    Management Company     After Reimbursement
       --------------------------------------------------------------------
              1.20%                 .01%                   1.19%

     EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming:

         o  a 5% annual return
         o the Fund's operating expenses (before any applicable reimbursement) remain the same
         o  you redeem all of your shares at the end of the periods shown.

           1 Year          3 Years           5 Years          10 Years
        -------------------------------------------------------------------
            $122             $381             $660             $1,455

6                                      Fund Profile -- Cornerstone Strategy Fund

WHO ARE THE FUND'S INVESTMENT ADVISER
AND SUBADVISERS?

     USAA Investment Management Company serves as the manager of this Fund. We are responsible for the day-to-day investment management of the portion of the Fund that invests in fixed income investments and precious metals and minerals investments. We have retained Wellington Management to serve as the subadviser for the U.S. stocks and real estate securities investment categories and MFS to serve as subadviser for the international stocks investment category of the Fund. We are responsible for allocating assets to the subadvisers.

PORTFOLIO MANAGEMENT: USAA

     U.S. GOVERNMENT SECURITIES: Margaret Weinblatt, Ph.D., CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the U.S. Government Securities investment category since May 31, 2002. She has 22 years of investment management experience and has worked for us for three years. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995.
     PRECIOUS METALS AND MINERALS SECURITIES: Mark W. Johnson, CFA, assistant vice president of Equity Investments, has managed the Precious Metals and Minerals Securities investment category since January 1994. He has 28 years of investment management experience and has worked for us for 14 years.

PORTFOLIO MANAGEMENT: WELLINGTON MANAGEMENT

     U.S. STOCKS: Matthew E. Megargel, CFA and senior vice president, manages the U.S. Stocks investment category of the Fund. He joined Wellington Management in 1983 as a global industry analyst. He began managing diversified client portfolios in 1990.
     REAL ESTATE SECURITIES: James P. Hoffmann, vice president, global industry analyst, and portfolio manager manages the Real Estate Securities investment category of the Fund. He joined Wellington Management in 1997.

PORTFOLIO MANAGEMENT: MFS

     INTERNATIONAL STOCKS: David R. Mannheim, senior vice president and global equity portfolio manager, co-manages the International Securities investment category of the Fund. He has 18 years of investment management experience and has worked for MFS for 14 years.
     INTERNATIONAL STOCKS: Marcus L. Smith, vice president and non-U.S. equity portfolio manager, co-manages the International Securities investment category of the Fund. He has 12 years of investment management experience and has worked for MFS for eight years.

Fund Profile -- Cornerstone Strategy Fund                                      7

HOW DO I BUY SHARES?

     You may complete the enclosed application and return it to us with your check. If you prefer to open your account by exchange or bank wire, simply call us at 1-800-531-8181 for instructions. The minimum initial investment is $3,000 [$500 Uniform Gifts/Transfers to Minor Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $20 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

HOW DO I SELL SHARES?

     You may redeem all or a portion of your Fund shares on the Internet, by written request, telephone, fax, or telegram on any day the net asset value per share is calculated.

HOW ARE DISTRIBUTIONS MADE?

     The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. Distributions are automatically reinvested in additional shares unless you specify otherwise. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WHAT SERVICES ARE AVAILABLE?

     We provide a wide variety of services including:

        o  Internet access  -  USAA.COM
        o  account information and assistance
        o  24-hour automated telephone services through TouchLine(R)
        o  periodic statements and reports
        o  automatic investment plans
        o  free exchanges among USAA Funds

Our customer service representatives are available to assist you, call toll free 1-800-531-8181, Monday through Friday from 7 a.m. to 10 p.m. CT, Saturday from 8:30 a.m. to 5 p.m. CT, and Sunday from 10:30 a.m. to 7 p.m. CT.






                                                                   RECYCLE LOGO
43177-0303 (C) 2003, USAA. ALL RIGHTS RESERVED.                      RECYCLED
                                                                      PAPER

[USAA EAGLE]  9800 Fredericksburg Road            USAA CORNERSTONE STRATEGY FUND
[LOGO (R)]    SAn Antonio, Texas 78288                   NEW ACCOUNT APPLICATION
                                                                       (NON-IRA)


                    The USA PATRIOT Act requires verification of identity. Therefore, please provide the information requested. Omissions or an inability to verify this information may cause a processing delay.

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1.   ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

 ------------------------
| You may set up your    |
| account as individual, |
| joint, or Uniform      |
| Gift/Transfer to a     |
| Minor. Please print    |
| in blue or black ink.  |
 ------------------------

[_] A. INDIVIDUAL (If Joint, complete  section B. If UGMA/UTMA, complete section
                   C.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name                            Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------
Physical Address             City            State               Zip Code
(P.O. Box cannot be accepted)

[_] B. JOINT ACCOUNT OWNER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Joint Owner's Name              Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------
Physical Address             City            State               Zip Code
(P.O. Box cannot be accepted)

Relationship to Account Owner __________________________________________________
Registration will be Joint Tenants with Right of Survivorship unless otherwise specified.


[_] C. UNIFORM GIFT/TRANSFER TO MINOR (UGMA/UTMA)A/UTMA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Custodian's Name                Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------
Minor's Name                    Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------

Minor's state of residence __________ Custodian's relationship to Minor ________

I (WE) HAVE FULL RIGHT, POWER, AUTHORITY AND LEGAL CAPACITY AND AM (ARE) OF LEGAL AGE IN THE STATE OF RESIDENCE TO PURCHASE SHARES OF THE USAA CORNERSTONE STRATEGY FUND. I (WE) HAVE RECEIVED AND READ THE CURRENT FUND PROFILE.

--------------------------------------------------------------------------------
2.   CHOOSING YOUR INVESTMENT AMOUNT
--------------------------------------------------------------------------------

 -----------------------
| You can open your     |
| account  with a lump  |
| sum amount (minimum   |
| $3,000), or with      |
| automatic monthly     |
| investments of at     |
| least $20 through     |
| USAA's InveStart(R)   |
| program. Attach a     |
| voided check or       |
| deposit slip from     |
| your bank.            |
 -----------------------
Fund: USAA Cornerstone Strategy Fund

Initial investment amount (lump sum): $ ______________________ ($3,000 minimum) Please make check payable to USAA FAMILY OF FUNDS


Automatic monthly investment amount: $ ________________________ ($20 minimum)


Days of the month you want to invest: ________________ Start date:_____________ If a date is not selected, drafts will occur on the 15th of each month.


Attach a voided check or deposit slip from your bank to set up automatic investments.


What type of account is this?    [_] Checking   [_] Savings


USAA INVESTMENT MANAGEMENT COMPANY * 1-800-531-8448 * FAX 1-800-292-8177
* USAA.COM

                                                                      43176-0303

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3.   DIVIDENT AND/OR CAPITAL GAIN DISTRIBTIONS
--------------------------------------------------------------------------------
 --------------------------
| Dividends and capital    |
| gains will be reinvested |
| unless otherwise         |
| indicated.               |
 --------------------------

DIVIDENDS

[_] Deposit into an existing USAA Mutual Fund.
    My account number is ___________________________.
[_] Send to my financial institution listed in section 2.
[_] Mail check to my home address.


CAPITAL GAINS

[_] Deposit into an existing USAA Mutual Fund.
    My account number is ____________________

[_] Send to my financial instittion listed in section 2.
[_] Mail check to my home address.


--------------------------------------------------------------------------------
4.   CONDITIONS AND AUTHORIZATIONS
--------------------------------------------------------------------------------

I (we) understand that I (we) have the option of purchasing shares of the Fund after reviewing the information in the Profile or after requesting and reviewing the Fund's prospectus (and other information) before making a decision about investing in the Fund. I (we) understand the Fund's investment objective and have determined that the Fund is a suitable investment based upon my (our) investment needs and financial situation. I (we) understand that my (our) account will automatically have the telephone/fax/telegram redemption privilege, and the telephone exchange privilege, all of which are set forth in the Fund's current prospectus. I (we) agree to be bound to the terms and conditions of this application and the appropriate prospectus when I (we) make an exchange or an electronic transaction into any of the USAA family of funds that is established now or in the future using the same registration described in this application. I (we) ratify any instructions given pursuant to this application and agree to be bound to its terms and conditions. I (we) agree that State Street Bank & Trust, USAA Investment Management Company (USAA Investments), USAA Shareholder Account Services, USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., USAA Investment Trust or USAA State Tax-Free Trust will not be liable for any loss, liability, cost or expenses for acting upon such instructions.

If InvesStart(R) is selected, I authorize and direct USAA Investments to begin, and the financial institution named on the enclosed voided check or deposit slip to accept, electronic deposits (credits) or withdrawals (debits) to my (our) designated account(s) and to begin withdrawals (debits), if necessary, for any deposits made in error. Automated debit or credit entries shall constitute my
(our) receipt for the transaction(s). This authority is to remain in full force and effect until USAA Investments has received written or phone notification from me (us) of its termination at such time and in such manner as to give USAA Investments reasonable opportunity to act on it.

If you notice an error on your account statement or in the execution of a transaction made on your behalf, please notify USAA Investments within ten (10) days. If you do not notify USAA Investments within 10 days of the transmission of the report or statement, we will consider that you are in agreement with the content.

--------------------------------------------------------------------------------

T.I.N./BACKUP WITHHOLDING CERTIFICATION
UNDER PENALTIES OF PERJURY, I CERTIFY THAT: (1) the Social Security Number/Taxpayer Identification Number provided on this application is my correct number and; (2) that I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, (NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, AND YOU HAVE NOT RECEIVED NOTICE FROM THE IRS ADVISING THAT BACKUP WITHHOLDING IS TERMINATED, PLEASE CROSS OUT #2 ABOVE.) and (3) I am a U.S. person (including a U.S. resident alien). I UNDERSTAND THAT THE IRS DOES NOT REQUIRE MY CONSENT TO ANY PROVISIONS OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------
5.  PLEASE SIGN AND DATE. THEN MAIL IT TO US IN THE ENCLOSED ENVELOPE
--------------------------------------------------------------------------------
 -------------------------
| You're done! Just sign, |
| date and mail in the    |
| enclosed postage        |
| paid envelope. Make     |
| checks payable to       |
| "USAA Family of Funds." |
| Please enclose a        |
| voided check or deposit |
| slip for automatic      |
| transfers.              |
 -------------------------

APPLICATION MUST BE SIGNED EXACTLY AS NAME(S) APPEAR ON THIS APPLICATION. (Unsigned applications and applications without a Social Security or Taxpayer Identification Number will be subject to backup withholding. All registrants must sign.)



Signature of Account Owner or Custodian ________________________________________

Date ________________________

Citizenship:  [_] U.S.   [_] Resident Alien   [_] Non-Resident Alien
             Specify Country:_________________________


Signature of  Joint Account Owner (if applicable) ______________________________


Date ________________________


Citizenship:  [_] U.S.   [_] Resident Alien   [_] Non-Resident Alien
             Specify Country:________________________